SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 2000
(Unaudited)

ISSUER                              SHARES         VALUE
----------------------------------------------------------
COMMON STOCKS-- 94.5%
----------------------------------------------------------
CAPITAL GOODS/
PRODUCER MANUFACTURING--8.3%
----------------------------------------------------------
Alliant Techsystems, Inc.*           5,700     $   396,862
Applied Power, Inc.                 13,700         392,162
Aptargroup, Inc.                    29,495         840,608
Cleco Corp.                         15,100         520,006
Flextronics International           11,370         798,742
Mettler Toledo
  International, Inc.*              22,500         776,250
National Instruments
  Corp.*                            21,000       1,023,750
Newport Corp.                        3,700         448,856
Shaw Group Inc.*                    23,300         828,606
Verticalnet Inc.*                   10,500         567,000
                                             -------------
                                                 6,592,842
                                             -------------
COMMERCIAL SERVICES--3.6%
----------------------------------------------------------
Aeroflex Inc.*                      11,400         424,650
Akamai Technologies Inc.*            1,489         147,225
Art Technology
  Group Inc.*                        7,500         455,625
Broadvision Inc.*                   15,200         667,850
Clarus Corp.*                        4,250         170,797
Cylink Corp.*                       21,800         312,012
Source Information
  Management Co.*                   44,308         653,543
                                             -------------
                                                 2,831,702
                                             -------------
CONSUMER SERVICES--6.4%
----------------------------------------------------------
Beringer Wine Estate
  Holdings*                          9,370         338,491
Callaway Golf Co.                   22,600         375,725
Catalina Marketing Corp.*           12,690       1,284,862
Emmis Communications
  Corp.*                            10,500         446,250
Ethan Allen Interiors, Inc.         12,250         326,922
Hispanic Broadcasting
  Corp.*                             6,435         650,337
Houghton Mifflin Co.                 9,300         386,531
National Information
  Consortium, Inc.*                  4,988          61,727
PF Changes China
  Bistro Inc.*                      11,300         395,500
Scholastic Corp.*                    6,500         303,469
Westwood One, Inc.*                 10,356         366,344
XM Satellite Radio
  Holdings Inc.*                     6,300         181,519
                                             -------------
                                                 5,117,677
                                             -------------
ELECTRONICS/TECHNICAL SERVICES--21.2%
----------------------------------------------------------
Ancor Communications,
  Inc.*                             10,000         301,875
CTS Corp.                            6,100         384,681
C-Cube
  Microsystems, Inc.*               17,195       1,104,779
Concentric Network
  Corp.*                             7,800         339,300
E Piphany Inc.*                      3,700         244,431
Emulex Corp.*                       10,560         479,160
Intertrust Technologies
  Corp.*                             4,600         105,800
Iona Technologies Plc.
  ADR's*                             7,200         409,050
MMC Networks Inc.*                  18,700         495,550
Macromedia, Inc.*                   18,985       1,651,695
Macrovision Corp.*                   9,300         454,537
Methode Electronics Inc.            35,400       1,475,184
Mercury Interactive
  Corp.*                            26,120       2,350,800
Network Appliance, Inc.*             7,900         584,106
Power One Inc.*                      7,200         491,400
Powerwave
  Technologies, Inc.*                8,300       1,726,919
Remedy Corp.*                       14,000         743,750
Sandisk Corp.*                      10,900         998,713
Sawtek Inc.*                        10,100         482,906
Semtech Corp.*                      12,800         872,800
Silicon Storage
  Technology Inc.*                   5,000         487,500
Usinternet Working Inc.*             9,250         230,094
WatchGuard
  Technologies Inc.*                 4,200         202,388
Wink Communications
  Inc.*                             11,300         223,175
                                             -------------
                                                16,840,593
                                             -------------
ENERGY MINERALS--7.4%
----------------------------------------------------------
Cal Dive
  International, Inc.*              26,000       1,293,500
Coflexip ADR's                      15,600         791,700
Hanover
  Compressor Co.*                   14,800         862,100
Precision Drilling Corp.*           25,100         803,200
R & B Falcon Corp.*                103,400       2,145,550
                                             -------------
                                                 5,896,050
                                             -------------
FINANCE--5.9%
----------------------------------------------------------
Bisys Group, Inc.*                  13,220         827,076
Chittenden Corp.                    26,400         701,250
Cullen Frost Bankers, Inc.          32,660         806,294
Peoples Heritage
  Financial Group                   45,295         591,666

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                              April 30, 2000
(Unaudited)

ISSUER                              SHARES         VALUE
----------------------------------------------------------
FINANCE -- CONT'D
----------------------------------------------------------
S1 Corp.*                            4,000     $   217,250
SEI Investments Co.                  6,100         728,188
U.S. Trust Corp.                     3,910         601,651
West America
  Bancorporation                     7,500         187,969
                                             -------------
                                                 4,661,344
                                             -------------
HEALTHCARE--9.3%
----------------------------------------------------------
Affymetrix Inc.*                     1,600         216,100
Alpharma, Inc.                      12,000         463,500
Andrx Corp.*                         7,900         404,381
Apria Healthcare
  Group, Inc.*                      32,500         452,969
Corixa Corp.*                       14,000         430,500
Curagen Corp.*                       4,200         111,825
Enzon Inc.*                         10,700         398,575
Gilead Sciences, Inc.*              10,400         563,550
Genset SA., ADR's*                  10,500         299,250
Idec Pharmaceuticals
  Corp.*                             6,700         428,800
Incyte Pharmaceuticals Inc.*         3,700         284,900
Lifepoint Hospitals Inc.*           18,500         316,813
Medarex Inc.*                        3,900         206,700
Medimmune, Inc.*                     3,010         481,412
Millennium
  Pharmaceuticals*                  10,502         833,596
Nanogen Inc.*                        4,600         112,412
Pharmacyclics*                       6,300         285,862
Shire Pharmaceuticals
  Group Plc., ADR's                 20,516         825,769
Transkaryotic
   Therapies Inc.*                   3,000          89,813
Triad Hospitals Inc.*               12,400         213,125
                                             -------------
                                                 7,419,852
                                             -------------

INDUSTRIAL SERVICES--0.9%
----------------------------------------------------------
Gentex Corp.*                       12,900         416,025
Harmonic, Inc.*                      3,600         265,725
                                             -------------
                                                   681,750
                                             -------------
RETAIL--3.4%
----------------------------------------------------------
Cost Plus, Inc.*                    23,950         731,972
Linens 'n Things, Inc.*             20,310         627,071
O'Reilly Automotive, Inc.*          49,000         661,500
Zale Corp.*                         16,900         697,125
                                             -------------
                                                 2,717,668
                                             -------------
SEMI-CONDUCTOR--14.9%
----------------------------------------------------------
Alpha Industries Inc.*              14,000         728,000
Amkor Technology, Inc.*             28,100       1,719,369
Anadigics Inc.*                     10,100         760,025
Cree Inc.*                           1,600         232,800
Cypress Semiconductor
  Corp.*                            15,000         779,063
Emcore Corp.*                       13,086       1,135,210
Micrel, Inc.*                       15,000       1,297,500
Microchip Technology *              11,677         724,704
Novellus Systems, Inc.*             13,785         919,287
Transwitch Corp.*                   13,900       1,224,069
Triquint Semiconductor
  Inc.*                             10,800       1,110,375
Varian Inc.*                        32,700       1,189,463
                                             -------------
                                                11,819,865
                                             -------------
SOFTWARE--2.6%
----------------------------------------------------------
Active Software*                     8,400         338,625
Activision, Inc.*                   69,300         433,125
Bindview Dev Corp.*                 18,800         151,575
HNC Software*                        4,200         207,900
Manugistics Group Inc.*             11,100         475,219
Microstrategy, Inc.*                 7,000         181,125
Virata Corp.*                        2,000         250,500
                                             -------------
                                                 2,038,069
                                             -------------
TECHNOLOGY--2.1%
----------------------------------------------------------
Idex Corp.                          15,900         496,875
Nextel Partners Inc.*                8,018         175,895
Western Wireless Corp.*             20,050         996,234
                                             -------------
                                                 1,669,004
                                             -------------
TELECOMMUNICATIONS--7.8%
----------------------------------------------------------
ATMI Inc*                            8,400         323,400
Covad Communications
  Group, Inc.*                      13,618         377,900
Digital Lightwave Inc.*              2,800         191,800
Digital Microware Corp.*            22,300         823,706
Dobson Communications
  Corp.*                            13,000         333,125
Exar Corp.*                          7,100         569,220
Exodus
  Communications, Inc.*              3,500         309,531
P C Telephone Inc.*                  3,400         113,900
Pinnacle Holdings, Inc.*            29,710       1,669,331
Powertel, Inc.*                      6,600         443,850
Remic Inc.*                         24,450         927,572
Research in Motion Ltd.*             3,314         140,845
                                             -------------
                                                 6,224,180
                                             -------------
TRANSPORTATION-- 0.7%
----------------------------------------------------------
CH Robinson Worldwide                9,000         450,000
EGL Inc.*                            6,462         148,222
                                             -------------
                                                   598,222
                                             -------------

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 2000
(Unaudited)

ISSUER                              SHARES         VALUE
----------------------------------------------------------
TOTAL COMMON STOCK
  (Identified Cost
  $58,925,105)                                 $75,108,818
                                             -------------
SHORT-TERM OBLIGATIONS AT
AMORTIZED COST -- 5.3%
----------------------------------------------------------
First Union National Bank
  Repurchase Agreement
  5.84% due 5/01/00
  proceeds at maturity
  $4,233,059
  (collateralized by
  $4,720,000 Federal Home
  Mortgage Corp. 6.625%
  due 1/28/14 valued
  at $4,243,765)                                 4,231,000
                                             -------------
TOTAL INVESTMENTS
  (Identified Cost
  $63,156,105)                        99.8%     79,339,818
OTHER ASSETS,
  LESS LIABILITIES                     0.2         165,029
                                     -----   -------------
NET ASSETS                           100.0%    $79,504,847
                                     =====   =============

ADR's--American Depositary Receipts
*Non income producing securities

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2000 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $58,925,105)        $75,108,818
Short-term holdings at value (Note 1A)
  (Identified Cost, $4,231,000)                                        4,231,000
Cash                                                                         736
Receivable for investments sold                                          266,845
Dividends and interest receivable                                          6,728
--------------------------------------------------------------------------------
  Total assets                                                        79,614,127
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliates-- Management fees (Note 2)                          48,722
Accrued expenses and other liabilities                                    60,558
--------------------------------------------------------------------------------
  Total liabilities                                                      109,280
--------------------------------------------------------------------------------
NET ASSETS                                                           $79,504,847
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                             $79,504,847
================================================================================


See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME:
Dividend income                                   $     87,075
Interest income                                         88,339
--------------------------------------------------------------------------------
                                                                      $ 175,414
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                               345,033
Custody and fund accounting fees                        23,024
Audit fees                                              13,940
Legal fees                                               4,850
Trustees fees                                            3,252
Other                                                      971
--------------------------------------------------------------------------------
  Total expenses                                                        391,070
--------------------------------------------------------------------------------
Net investment loss                                                    (215,656)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions     $36,921,300
Unrealized depreciation of investments              (8,173,761)
--------------------------------------------------------------------------------
    Net realized and unrealized gain on investments                  28,747,539
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $28,531,883
================================================================================

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                              SIX MONTHS ENDED     YEAR ENDED
                                               APRIL 30, 2000      OCTOBER 31,
                                                 (Unaudited)          1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                            $   (215,656)   $     (799,868)
Net realized gain on investment transactions     36,921,300        16,500,537
Unrealized appreciation (depreciation) of
  investments                                    (8,173,761)       18,520,946
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                28,531,883        34,221,615
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                      14,882,323        22,851,267
Value of withdrawals                            (60,860,677)     (154,792,807)
--------------------------------------------------------------------------------
Net decrease in net assets from
  capital transactions                          (45,978,354)     (131,941,540)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS:                     (17,446,471)      (97,719,925)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              96,951,318       194,671,243
--------------------------------------------------------------------------------
End of period                                  $ 79,504,847     $  96,951,318
================================================================================

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS


                                SIX MONTHS                                                    JUNE 21, 1995
                                  ENDED          YEAR ENDED       TEN MONTHS                  (COMMENCEMENT
                                 APRIL 30,       OCTOBER 31,         ENDED       YEAR ENDED   OF OPERATIONS)
                                   2000      ------------------   OCTOBER 31,   DECEMBER 31,  TO DECEMBER 31,
                                (Unaudited)   1999         1998      1997           1996           1995
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                $79,505    $96,951      $194,671   $49,598        $47,142        $4,989
Ratio of expenses to average
  net assets                       0.85%*     0.86%         0.88%     0.85%*         0.61%         0.00%*
Ratio of net investment income
  (loss) to average net assets   (0.47)%*   (0.54)%       (0.50)%   (0.37)%*         0.15%         1.22%*
Portfolio turnover                   49%       104%           51%      108%            89%           41%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees and assumed Portfolio expenses for the periods indicated and had expenses been limited to that required by certain state securities laws for the period ended December 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets     0.85%*     0.86%         0.88%     1.04%*         1.17%         2.50%*
Net investment loss to average
  net assets                     (0.47)%*   (0.54)%       (0.50)%   (0.56)%*       (0.41)%       (1.28)%*
=============================================================================================================

* Annualized

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIEs Small Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

   E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F.  OTHER  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub- Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fees paid to Citibank, amounted to $345,033 for the six months ended April 30, 2000. The management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets.

3. PURCHASES AND SALES OF INVESTMENTs Purchases and sales of investments,  other
than   short-term   obligations,   aggregated   $42,330,245   and   $90,424,924,
respectively, for the six months ended April 30, 2000.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $63,156,105
================================================================================
Gross unrealized appreciation                                     $24,080,619
Gross unrealized depreciation                                      (7,896,906)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $16,183,713
================================================================================

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 2000, the commitment fee allocated to the Portfolio was $136. Since the line of credit was established, there have been no borrowings.

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 2000
(Unaudited)

ISSUER                             SHARES               VALUE
=============================================================-
COMMON STOCKS--92.8%
-------------------------------------------------------------
CAPITAL GOODS/PRODUCER
MANUFACTURER -- 1.4%
-------------------------------------------------------------
American Power
  Conversion Corp.*                50,000       $   1,765,625
Tyco International Ltd.           164,000           7,533,750
                                                -------------
                                                    9,299,375
                                                -------------
COMPUTER SOFTWARE--11.5%
-------------------------------------------------------------
America Online Inc.*              236,000          14,115,750
Microsoft Corp.*                  446,600          31,150,350
National Instruments
  Corp.*                           38,000           1,852,500
Oracle Corp.*                     307,000          24,540,812
Yahoo Inc.*                        26,000           3,386,500
                                                -------------
                                                   75,045,912
                                                -------------
COMPUTER & TELECOMMUNICATIONS
EQUIPMENT--23.0%
-------------------------------------------------------------
Cisco Systems Inc.*               672,900          46,650,895
EMC Corp.*                        121,100          16,825,331
International Business
  Machines Corp.                  256,600          28,642,975
Lexmark International
  Group Inc.*                      23,000           2,714,000
Network Appliance Inc.*            53,000           3,918,688
Nortel Networks Corp.             156,000          17,667,000
Qualcomm Inc.*                     88,000           9,542,500
SCI Systems Inc.*                  36,000           1,917,000
Sun Microsystems Inc.*            198,000          18,203,625
Tellabs Inc.*                      63,000           3,453,188
                                                -------------
                                                  149,535,202
                                                -------------
COMMERCIAL SERVICES--3.5%
-------------------------------------------------------------
Automatic Data
  Processing Inc.                  71,000           3,820,688
Concord Inc.*                      84,000           1,879,500
Illinois Tool Works Inc.           54,000           3,459,375
Interpublic Group of
  Companies Inc.                   59,600           2,443,600
PayChex Inc.                       32,000           1,684,000
Time Warner Inc.                  106,000           9,533,375
                                                -------------
                                                   22,820,538
                                                -------------
COMMUNICATION SERVICES--3.1%
-------------------------------------------------------------
SBC Communications                337,000          14,764,812
Sprint Corp.*                      94,000           5,170,000
                                                -------------
                                                   19,934,812
                                                -------------
CONGLOMERATES--8.2%
-------------------------------------------------------------
General Dynamics Corp.             37,000           2,164,500
General Electric Co.              327,400          51,483,650
                                                -------------
                                                   53,648,150
                                                -------------
CONSUMER NON-DURABLES--1.1%
-------------------------------------------------------------
Pepsico Inc.                      188,000           6,897,250
                                                -------------
CONSUMER SERVICES--0.4%
-------------------------------------------------------------
Harley Davidson Inc.               62,000           2,468,375
                                                -------------
FINANCE--7.0%
-------------------------------------------------------------
American Express Co.               59,000           8,853,687
Bank of New York                  142,100           5,834,981
Charles Schwab Corp.               81,000           3,604,500
Federal Home Loan
  Mortgage Corp.                   64,000           2,964,250
Federal National
  Mortgage Association             99,000           6,040,267
Marsh & McLennan
  Company Inc.                     20,000           1,971,250
MBNA Corp.                        136,000           3,612,500
Morgan Stanley
  Dean Witter & Co.                98,000           7,521,500
Northern Trust Corp.               77,000           4,937,625
                                                -------------
                                                   45,340,560
                                                -------------
HEALTHCARE--13.0%
-------------------------------------------------------------
Abbott Labs                       174,000           6,688,125
Amgen Inc.*                       131,000           7,336,000
Biogen Inc.*                       34,000           1,999,625
Cardinal Health Inc.               41,000           2,257,562
Eli Lilly & Co.                    84,600           6,540,638
Johnson & Johnson                 169,700          14,000,250
Medtronic Inc.                    170,000           9,162,796
Pfizer Inc.                       440,000          18,535,000
Schering-Plough Corp.             182,200           7,344,938
Warner Lambert Co.                 92,681          10,548,256
                                                -------------
                                                   84,413,190
                                                -------------
RETAIL--8.6%
-------------------------------------------------------------
Bed Bath & Beyond Inc.*            58,100           2,131,544
GAP Inc.                          126,000           4,630,500
Home Depot                        228,500          12,810,281
Kohl's Corp.*                      92,000           4,416,000
Lowes Company Inc.                 57,000           2,821,500
WalGreen Co.                      129,000           3,628,125
Wal-Mart Stores Inc.              466,200          25,815,825
                                                -------------
                                                   56,253,775
                                                -------------

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                              April 30, 2000
(Unaudited)

ISSUER                             SHARES               VALUE
=============================================================-
SEMI-CONDUCTORS--12.0%
-------------------------------------------------------------
Applied Materials Inc. *           89,500         $ 9,112,219
Dallas Semiconductor
  Corp.                            40,000           1,717,500
Intel Corp.                       343,600          43,572,775
Linear Technologies Corp.          52,000           2,970,500
Micrel Inc.*                       14,000           1,211,000
Qlogic Corp.*                      21,000           2,106,562
Texas Instruments Inc.             93,000          15,147,375
Xilinx Inc.*                       33,500           2,453,875
                                                -------------
                                                   78,291,806
                                                -------------
TOTAL COMMON STOCKS
  (Identified Cost
  $464,169,453)                                   603,948,945
                                                -------------
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST--4.2%
-------------------------------------------------------------
First Union National Bank
  Repurchase Agreement
  5.84% due 05/01/00
  proceeds at maturity
  $27,260,260
  (collateralized by
  $9,500,000 Federal Home
  Loan Mortgage 6.75% due
  2/15/02 valued at
  $9,583,125; $10,000,000
  Freddie Mac 6.44% due
  8/21/01, valued at
  $9,948,260 and
  $8,110,000 Federal
  National Mortgage 5.72%
  due 1/09/01, value at
  $8,191,000)                                    $ 27,247,000
                                                -------------
TOTAL INVESTMENTS
  (Identified Cost
  $491,416,453)                      97.0%        631,195,945
OTHER ASSETS,
  LESS LIABILITIES                    3.0          19,674,234
                                    -----       -------------
 NET ASSETS                         100.0%       $650,870,179
                                    =====       =============

* Non-income producing security

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2000 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $491,416,453)     $631,195,945
Cash                                                                        473
Receivable for investments sold                                      39,955,808
Dividends and interest receivable                                       331,732
--------------------------------------------------------------------------------
  Total assets                                                      671,483,958
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    19,870,564
Payable to affiliates-- Management fees (Note 2)                        324,991
Accrued expenses and other liabilities                                  418,224
--------------------------------------------------------------------------------

  Total liabilities                                                  20,613,779
--------------------------------------------------------------------------------
Net Assets                                                         $650,870,179
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                           $650,870,179
================================================================================

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                   $ 2,170,088
Interest income                                       360,756
--------------------------------------------------------------------------------
  Total investment income                                          $ 2,530,844
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                            2,072,328
Custody and fund accounting fees                       54,402
Legal fees                                             17,002
Audit fees                                             13,945
Trustees fees                                          11,230
Other                                                   6,846
--------------------------------------------------------------------------------
  Total expenses                                                     2,175,753
--------------------------------------------------------------------------------
Net investment income                                                  355,091
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions     49,909,264
Unrealized appreciation of investments              5,797,574
--------------------------------------------------------------------------------
    Net realized and unrealized gain on investments                 55,706,838
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $56,061,929
================================================================================


See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                          ENDED      YEAR ENDED
                                                     APRIL 30, 2000  OCTOBER 31,
                                                       (Unaudited)      1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                  $  355,091    $  286,398
Net realized gain on investment transactions           49,909,264   130,508,299
Unrealized appreciation of investments                  5,797,574    16,171,002
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                      56,061,929   146,965,699
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                            82,321,931   301,816,661
Value of withdrawals                                 (190,813,892) (356,386,616)
--------------------------------------------------------------------------------
Net decrease in net assets from
  capital transactions                               (108,491,961)  (54,569,955)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS:                (52,430,032)   92,395,744
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   703,300,211   610,904,467
--------------------------------------------------------------------------------
End of period                                        $650,870,179  $703,300,211
================================================================================


See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                               TEN MONTHS                         MAY 1, 1994
                              SIX MONTHS        YEAR ENDED        ENDED         YEAR ENDED       (COMMENCEMENT
                                 ENDED          OCTOBER 31,    OCTOBER 31,      DECEMBER 31,     OF OPERATIONS)
                             APRIL 30, 2000   ---------------      1997       ----------------   TO DECEMBER 31,
                              (Unaudited)     1999       1998   (Note 1F)      1996       1995        1994
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period
  (000's omitted)                $650,870   $703,300   $610,904  $324,913    $288,562   $246,158     $186,685
Ratio of expenses
  to average
  net assets                        0.63%*     0.67%      0.71%     0.60%*      0.60%      0.60%        0.60%*
Ratio of net
  investment income
  to average
  net assets                        0.10%*     0.04%      0.23%     0.62%*      1.10%      1.73%        1.81%*
Portfolio turnover                    49%       108%        53%      103%         90%        67%          35%
================================================================================================================

* Annualized

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Large Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F. CHANGE IN FISCAL YEAR END During the fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

   G.  OTHER  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fees paid to Citibank amounted to $2,072,328 for the six months ended April 30, 2000. Management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  short-term   obligations,   aggregated   $326,425,959  and   $464,288,210,
respectively, for the six months ended April 30, 2000.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $491,416,453
================================================================================
Gross unrealized appreciation                                      $159,480,900
Gross unrealized depreciation                                       (19,701,408)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $139,779,492
================================================================================

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 2000, the commitment fee allocated to the Portfolio was $1,049. Since the line of credit was established, there have been no borrowings.

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS April 30, 2000
(Unaudited)

                              PRINCIPAL
                                AMOUNT
ISSUER                      (000'S OMITTED)            VALUE
--------------------------------------------------------------------------------
FIXED INCOME -- 107.3%
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 26.4%
--------------------------------------------------------------------------------
Aames Mortgage Trust
  6.59% due 6/15/24             $3,389              $3,364,803
Aircraft Financial Trust
  8.00% due 5/15/24              5,000               4,573,700
Amresco Residential
  Securities
  6.245% due 4/25/22             2,973               2,948,849
Asset Securitization Corp.,
  Series 95
  7.384% due 8/13/29             3,500               3,419,395
Asset Securitization Corp.,
  Series 97
  6.50% due 2/14/41              2,291               2,248,724
First Union, Lehman
  Brothers
  6.479% due 3/18/04             3,188               3,120,112
GE Capital Mortgage
  Services, Inc.
  5.905% due 10/25/13            2,000               1,969,220
  7.00% due 10/25/23             1,979               1,857,711
GMAC Commercial
  Mortgage Inc.
  6.42% due 8/15/08              1,110               1,021,766
  6.83% due 12/15/03             3,037               3,023,232
  7.724% due 12/15/09            4,500               4,496,096
Green Tree Financial Corp.
  6.71% due 8/15/29              3,850               3,573,378
  8.05% due 10/15/27             5,000               4,915,600
  8.41% due 12/01/30             3,000               2,843,430
IMC Home Equity Loan
  Trust
  6.16% due 5/20/14              1,441               1,433,937
JP Morgan Commercial
  Mortgage Financial Corp.
  6.373% due 1/15/30             1,927               1,871,484
Merrill Lynch Mortgage Co.
  6.95% due 6/18/29              1,558               1,534,566
Morgan Stanley Capital
  Investment Inc.
  6.44% due 11/15/02             3,262               3,204,888
Nissan Auto Receivables
  Grantor
  6.15% due 2/15/03                733                 727,402
Nomura Asset
  Securitization Corp.
  8.15% due 3/04/20              3,000               3,029,340
                                                  ------------
                                                    55,177,633
                                                  ------------
FOREIGN CORPORATIONS -- 5.4%
--------------------------------------------------------------
Merita Bank PLC
  6.50% due 4/01/09              2,415               2,178,378
Pemex Financial Ltd.
  9.03% due 2/15/11              2,175               2,215,651
Quebec Province CDA
  7.50% due 9/15/29              2,235               2,185,495
Telefonica de Argentina
  9.125% due 5/07/08             2,360               2,242,000
YPF Sociedad Anonima
  7.25% due 3/15/03              2,425               2,338,859
                                                  ------------
                                                    11,160,383
                                                  ------------
DOMESTIC CORPORATIONS -- 19.4%
--------------------------------------------------------------------------------
Abitibi Consolidated Inc.
  8.50% due 8/01/29              2,660               2,444,088
Ahold Financial U.S.A. Inc.
  6.875% due 5/01/29             1,785               1,497,419
BB&T Corp.
  6.375% due 6/30/05             2,280               2,129,018
Conseco Inc.
  6.40% due 6/15/01                660                 468,600
Dayton Hudson Corp.
  6.65% due 8/01/28              2,200               1,845,514
Delta Airlines Inc.
  8.30% due 12/15/29             3,000               2,683,110
Donaldson, Lufkin & Jenrette
  5.875% due 4/01/02             1,885               1,818,064
Dynegy Inc.
  7.45% due 7/15/06              2,095               2,001,988
Ford Motor Co.
  7.375% due 10/28/09            2,315               2,237,725
Knight Ridder Inc.
  6.875% due 3/15/29             2,355               2,043,601
Lehman Brothers
  Holdings, Inc.
  7.75% due 1/15/05              2,090               2,091,296
Lockheed Martin Corp.
  7.95% due 12/01/05             2,175               2,130,543
MCI Communications Corp.
  6.50% due 4/15/10              2,300               2,093,943
Morgan Stanley Dean
  Witter & Co.
  5.625% due 1/20/04             2,350               2,203,477
National Rural Utilities
  6.20% due 2/01/08              2,040               1,864,417
Osprey Trust Inc.
  8.31% due 1/15/03              2,220               2,201,352
Popular North America, Inc.
  6.875% due 6/15/01             2,195               2,171,630
Raytheon Co.
  7.90% due 3/01/03              2,255               2,216,124
St. Paul Cos Inc.
  7.875% due 4/15/05             2,150               2,104,506
Saks Inc.
  8.25% due 11/15/08             2,415               2,179,538
                                                  ------------
                                                    40,425,953
                                                  ------------

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued) April 30, 2000
(Unaudited)

                              PRINCIPAL
                                AMOUNT
ISSUER                      (000'S OMITTED)            VALUE
--------------------------------------------------------------------------------
MORTGAGE OBLIGATIONS -- 38.2%
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS -- 10.0%
--------------------------------------------------------------------------------
Asset Backed
  Securitization Corp.,
  6.64% due 12/25/27           $ 2,500              $2,267,975
CMC Securitization Corp.,
  Series 97
  7.00% due 10/25/27               541                 536,739
CWMBS Inc., Series 98
  6.50% due 7/25/13              2,122               1,961,823
Chase Mortgage Financial
  Trust
  6.50% due 9/25/13              1,970               1,818,946
Chase Mortgage Financial
  Trust
  7.25% due 2/25/30              2,500               2,361,675
Credit Suisse First Boston
  Mortgage
  7.29% due 9/15/09              3,900               3,788,099
Federal Home Loan
  Mortgage Corp.
  6.00% due 1/15/24              1,000                 921,250
  6.25% due 6/15/24              3,440               3,245,330
Federal National Mortgage
  Association
  7.412% due 8/17/21             2,941               2,901,344
Government National
  Mortgage Association
  7.25% due 10/16/22               848                 845,916
Residential Asset
  Securitization Trust
  7.00% due 2/25/08                272                 271,197
                                                  ------------
                                                    20,920,294
                                                  ------------
MORTGAGE BACKED
SECURITIES/PASSTHROUGHS -- 20.0%
--------------------------------------------------------------------------------
Federal Home Loan
  Mortgage Corp.
  6.00% due TBA*                 1,000                 907,188
  6.00% due 8/01/00              1,541               1,530,296
  7.50% due TBA*                 3,700               3,615,011
  8.50% due 4/01/01                  3                   3,401
                                                  ------------
                                                     6,055,896
                                                  ------------
Federal National
  Mortgage Association
  5.50% due TBA*                 5,000               4,354,688
  6.50% due TBA*                 7,000               6,531,840
  6.50% due 4/01/29              3,818               3,566,195
  6.50% due 5/01/29              4,314               4,025,161
  7.00% due 6/01/03                168                 166,313
  7.00% due 7/01/03                273                 269,660
  7.50% due TBA*                 5,700               5,653,716
  7.50% due TBA*                11,400              11,154,188
  8.00% due 6/01/02                  4                   4,271
                                                  ------------
                                                    35,726,032
                                                  ------------
GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION -- 8.2%
--------------------------------------------------------------------------------
6.50% due TBA*                  12,400              11,613,375
7.00% due 2/15/24                3,457               3,337,462
8.00% due TBA                    2,000               2,004,375
8.00% due 12/15/07                  34                  34,145
                                                  ------------
                                                    16,989,357
                                                  ------------
TOTAL MORTGAGE OBLIGATIONS                          79,691,579
                                                  ------------
YANKEE BONDS -- 3.2%
--------------------------------------------------------------------------------
Corporacion Andina
  de Fomento
  7.75% due 3/01/04              2,180               2,145,033
Empresa Nacional
  7.75% due 7/15/08              1,105               1,026,534
Imperial Tobacco Overseas
  7.125% due 4/01/09             2,705               2,363,683
TPSA Financial
  7.75% due 12/10/08             1,305               1,245,604
                                                  ------------
                                                     6,780,854
                                                  ------------
UNITED STATES GOVERNMENT
AND OTHER GOVERNMENT
OBLIGATIONS -- 14.7%
--------------------------------------------------------------------------------
UNITED STATES TREASURY
BONDS -- 7.0%
--------------------------------------------------------------------------------
8.125% due 8/15/19               5,415               6,506,447
3.625% due 4/15/28               4,091               3,921,111
3.875% due 4/15/29               2,580               2,585,851
6.125% due 8/15/29               1,575               1,578,685
                                                  ------------
                                                    14,592,094
                                                  ------------
UNITED STATES TREASURY
NOTES -- 7.7%
--------------------------------------------------------------------------------
5.50% due 12/31/00                 110                 109,278
6.50% due 5/31/01                1,150               1,149,275
5.875% due 11/15/04                300                 292,077
6.875% due 5/15/06               3,480               3,536,550
6.625% due 5/15/07               4,540               4,569,782
6.50% due 2/15/10                6,260               6,384,198
                                                  ------------
                                                    16,041,160
                                                  ------------
TOTAL UNITED STATES
  GOVERNMENT AND OTHER
  GOVERNMENT OBLIGATIONS                            30,633,254
                                                  ------------

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS April 30, 2000
(Unaudited)

ISSUER                   SHARES         VALUE
--------------------------------------------------------------------------------
TOTAL FIXED INCOME
  (Identified Cost
  $231,652,313)                     $223,869,656
                                    ------------
PREFERRED STOCK -- 1.5%
--------------------------------------------------------------------------------
Comed Financing I
  (Identified Cost
  $3,531,870)                 138      3,121,752
                                    ------------
SHORT-TERM OBLIGATIONS -- 12.0%
--------------------------------------------------------------------------------
First Union National Bank
  Repurchase  Agreement
  5.84% due 5/01/00
  proceeds at maturity
  $24,467,902 (collateralized
  by $7,250,000 Federal
  Home Loan Mortgage
  5.88% due 2/10/03,
  valued at $7,068,750;
  $17,660,000
  Federal Home Loan Bank,
  6.00% due 11/15/01,
  valued at $17,880,750)              24,456,000


                             PRINCIPAL
                              AMOUNT
ISSUER                     (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
United States Treasury Bills
  5.725% due 6/22/00          $  688         $   682,311
                                             -----------
Total Short-Term Obligations
  (Identified Cost
  $25,138,311)                                25,138,311
                                             -----------
TOTAL INVESTMENTS
  (Identified Cost
  $260,322,494)                120.8%        252,129,719
OTHER ASSETS,
  LESS LIABILITIES             (20.8)        (43,408,092)
                              ------        ------------
NET ASSETS                     100.0%       $208,721,627
                              ======        ============

*TBA's are mortgage-backed securities traded under delayed delivery commitments;
 settling after April 30, 2000. Although the unit price for the trade has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2% from the principal amount. Income on TBA's is not earned until the settlement date.


FUTURES CONTRACTS
--------------------------------------------------------------------------------
Futures contracts which were open at April 30, 2000 are as follows :

                                         AGGREGATE
DESCRIPTION/              NUMBER OF    FACE VALUE OF    EXPIRATION    UNREALIZED
POSITION                  CONTRACTS      CONTRACTS        DATE       GAIN/(LOSS)
--------------------------------------------------------------------------------
U.S. Long Bond (Sell)       (40)       $ (4,000,000)    June 2000     $(12,500)
U.S. Ten Year Note (Sell)  (207)        (20,700,000)    June 2000      (25,875)
                                                                      --------
                                                                      $(38,375)
                                                                      ========
See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2000 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $235,184,183) $226,991,408 Short-term obligations at value (Note 1A)
  (Identified Cost, $25,138,311)                                      25,138,311
Cash                                                                         942
Interest receivable                                                    2,226,735
Receivable for investments sold                                        3,148,672
--------------------------------------------------------------------------------
  Total assets                                                       257,506,068
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     48,601,679
Payable for daily variations on futures contracts                         38,375
Payable to affiliates--Management Fee (Note 2)                            53,503
Accrued expenses and other liabilities                                    90,884
--------------------------------------------------------------------------------
  Total liabilities                                                   48,784,441
--------------------------------------------------------------------------------
NET ASSETS                                                          $208,721,627
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                            $208,721,627
================================================================================


U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Interest Income                                      $8,629,382
Dividend Income                                         146,257
--------------------------------------------------------------------------------
                                                                    $ 8,775,639
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                435,080
Custody and fund accounting fees                         75,603
Audit fees                                               23,385
Trustees fees                                             8,406
Legal fees                                                6,537
Other                                                     1,243
--------------------------------------------------------------------------------
  Total expenses                                        550,254
Less aggregate amount waived by management (Note 2)     (52,974)
--------------------------------------------------------------------------------
Net expenses                                                            497,280
--------------------------------------------------------------------------------
Net investment income                                                 8,278,359
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Unrealized appreciation of investments and
 futures contracts                                    2,621,249
Net realized gain from futures and
 options transactions                                   549,362
Net realized loss from investment transactions      (10,417,359)
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments                      (7,246,748)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 1,031,611
================================================================================

See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE PERIOD
                                                 SIX MONTHS    NOVEMBER 1, 1998
                                                    ENDED      (COMMENCEMENT OF
                                               APRIL 30, 2000   OPERATIONS) TO
                                                 (Unaudited)   OCTOBER 31, 1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income                           $  8,278,359        $11,466,863
Net realized loss from investment and
  futures transactions                            (9,867,997)        (5,810,514)
Unrealized appreciation (depreciation)
  of investments                                   2,621,249         (7,440,597)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         1,031,611        (1,784,248)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                2,562,211       452,433,828
Value of withdrawals                              (86,407,793)     (159,113,982)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                       (83,845,582)      293,319,846
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS             (82,813,971)      291,535,598
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               291,535,598                --
--------------------------------------------------------------------------------
End of period                                    $208,721,627      $291,535,598
================================================================================


U.S. FIXED INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                FOR THE PERIOD
                                                 SIX MONTHS    NOVEMBER 1, 1998
                                                    ENDED      (COMMENCEMENT OF
                                               APRIL 30, 2000   OPERATIONS) TO
                                                 (Unaudited)   OCTOBER 31, 1999
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)          $208,722         $291,536
Ratio of expenses to average net assets                0.40%*           0.40%
Ratio of net investment income to average
  net assets                                           6.66%*           6.04%
Portfolio turnover                                     1.58%             253%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees and assumed Portfolio expenses for the periods indicated and had expenses been limited to that required by certain state securities law for the period ended December 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                         0.44%*             --
Net investment income to average net assets            6.62%*             --
================================================================================
* Annualized

See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES U.S. Fixed Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on November 1, 1998. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Administrator.

   On November 1, 1998, CitiFunds Intermediate Income Portfolio transferred all of its investable assets in the amount of $76,788,364 including $1,683,386 of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. Also, on May 3, 1999, the Intermediate Income Portfolio transferred all of its investable assets in the amount of $153,278,329 including $1,000,795 of unrealized depreciation to the Portfolio in exchange for an interest in the Portfolio. Additionally, on August 1, 1999, the Balanced Portfolio transferred a portion of its investable assets in the amount of $113,810,272 including $3,978,434 of unrealized depreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets along with current period contributions are included in the "Proceeds from contributions" on the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturity in sixty days or less) are valued at amortized cost; which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as ordinary income.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   E. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F. TBA Purchase Commitments The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBApurchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

   Although the Portfolio will generally enter into TBApurchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

   G. Futures Contracts The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio's portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other fund investments.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

   H.  Other  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fees paid to Citibank amounted to $435,080 of which $52,974 was voluntarily waived for the six months ended April 30, 2000. The management fees are computed at the annual rate of 0.35% of the Portfolio's average daily net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  short-term   obligations,   aggregated   $444,017,085   and   $537,250,502
respectively, for the six months ended April 30, 2000.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

   4.  FEDERAL  INCOME  TAX  BASIS  OF  INVESTMENTs   The  cost  and  unrealized
appreciation (depreciation) in value of the investment securities owned at April 30, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $260,322,494
================================================================================
Gross unrealized appreciation                                      $    187,812
Gross unrealized depreciation                                        (8,380,587)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $ (8,192,775)
================================================================================


   5. LINE OF CREDIT The Portfolio, along with various other portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 2000, the commitment fee allocated to the Portfolio was $357. Since the line of credit was established, there have been no borrowings.